Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	NEOGENOMICS INC
Entity Central Index Key	0001077183
Document Type	POS AM
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Amendment Description	The Registrant’s Registration Statement on Form S-1 (File No. 333-166526) originally filed with the Securities and Exchange Commission on May 5, 2010 was declared effective on May 13, 2010 and subsequently amended by Post-Effective Amendment No. 1 which was originally filed with the Securities and Exchange Commission on March 31, 2011 and declared effective on April 13, 2011 and Post-Effective Amendment No. 2 which was originally filed with the Securities and Exchange Commission on April 27, 2012 and declared effective on May 11, 2012 (together, the “Original Registration Statement”). The Registrant is filing this Post-Effective Amendment No. 3 to the Original Registration Statement in order to update the Original Registration Statement to include, among other things, the Registrant’s audited consolidated financial statements for the fiscal year ended December 31, 2012 and other updated information about the Registrant and the offering.
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company